Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued financial statements - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 22, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A Ordinary Shares Subject to Possible Redemption			$ 107,483,710		$ 107,569,550
Class A Ordinary Shares			118		117
Additional Paid-in Capital	$ 5,319,055	$ 5,166,726	5,090,437	$ 5,319,055	5,004,598
Accumulated Deficit	(319,462)	(167,129)	(90,838)	(319,462)	(5,000)
Total Shareholders’ Equity (Deficit)	$ 5,000,001	$ 5,000,004	5,000,005	$ 5,000,001	5,000,003
Number of Class A ordinary shares subject to redemption			10,748,371		10,756,955
Statement of Operations for the period from August 13, 2020 (inception) to December 31, 2020
Net loss			$ (90,838)
Weighted average shares outstanding of Class A ordinary shares (in Shares)			11,500,000
Basic and diluted income per share, Class A ordinary shares (in Dollars per share)	$ (0.05)	$ (0.03)	$ 0	$ (0.08)
Weighted average shares outstanding of Class B ordinary shares (in Shares)	3,305,000	3,305,000	2,920,522	3,305,000
Basic and diluted net loss per share, Class B ordinary shares (in Dollars per share)			$ (0.04)
Statement of Cash Flows for the period from August 13, 2020 (inception) to December 31, 2020
Initial classification of Class A ordinary shares subject to redemption			$ 107,569,550
Change in value of Class A ordinary shares subject to possible redemption			(85,840)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Class A Ordinary Shares Subject to Possible Redemption			7,516,290		7,430,450
Class A Ordinary Shares			(75)		(74)
Additional Paid-in Capital	$ (5,319,055)	$ (5,166,726)	(5,090,437)	$ (5,319,055)	(5,004,598)
Accumulated Deficit	(2,425,778)	(2,425,778)	(2,425,778)	(2,425,778)	(2,425,778)
Total Shareholders’ Equity (Deficit)	$ (7,744,910)	$ (7,592,580)	(7,516,290)	$ (7,744,910)	(7,430,450)
Number of Class A ordinary shares subject to redemption			751,629		743,045
Statement of Operations for the period from August 13, 2020 (inception) to December 31, 2020
Net loss
Weighted average shares outstanding of Class A ordinary shares (in Shares)			(5,267,910)
Basic and diluted income per share, Class A ordinary shares (in Dollars per share)	$ 0.04	$ 0.02	$ (0.01)	$ 0.06
Weighted average shares outstanding of Class B ordinary shares (in Shares)	(430,000)	(430,000)	(224,626)	(430,000)
Basic and diluted net loss per share, Class B ordinary shares (in Dollars per share)			$ 0.03
Statement of Cash Flows for the period from August 13, 2020 (inception) to December 31, 2020
Initial classification of Class A ordinary shares subject to redemption			$ (107,569,550)
Change in value of Class A ordinary shares subject to possible redemption			85,840
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A Ordinary Shares Subject to Possible Redemption			115,000,000		115,000,000
Class A Ordinary Shares			43		43
Additional Paid-in Capital
Accumulated Deficit	(2,745,240)	(2,592,907)	(2,516,616)	(2,745,240)	(2,430,778)
Total Shareholders’ Equity (Deficit)	$ (2,744,909)	$ (2,592,576)	(2,516,285)	$ (2,744,909)	(2,430,447)
Number of Class A ordinary shares subject to redemption			11,500,000		$ 11,500,000
Statement of Operations for the period from August 13, 2020 (inception) to December 31, 2020
Net loss			$ (90,838)
Weighted average shares outstanding of Class A ordinary shares (in Shares)			6,232,090
Basic and diluted income per share, Class A ordinary shares (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average shares outstanding of Class B ordinary shares (in Shares)	2,875,000	2,875,000	2,695,896	2,875,000
Basic and diluted net loss per share, Class B ordinary shares (in Dollars per share)			$ (0.01)
Statement of Cash Flows for the period from August 13, 2020 (inception) to December 31, 2020
Initial classification of Class A ordinary shares subject to redemption
Change in value of Class A ordinary shares subject to possible redemption